Subsequent events (Details Narrative) - Information about subsequent events. - USD ($)						1 Months Ended
	Mar. 11, 2025	Mar. 06, 2025	Mar. 05, 2025	Mar. 04, 2025	Feb. 04, 2025	Mar. 20, 2025	Feb. 18, 2025	Jan. 20, 2025	Jan. 06, 2025
Statement [Line Items]
Issuance of additional debentures shares		100						1,480
Proceeds from debentures shares		100,000						1,480,000
Proceeds from mortgage loans	100,000		100,000
Total value expanded of cryptocurrency						$ 3,500,000
Outstanding debt settled									$ 659,000
Third tranche amendment description								including a reduced conversion price of C$4.85 per share, an increased warrant ratio of 103.093 Warrants per Debenture Unit, and a reduced exercise price of C$5.25 per Warrant share
CEO
Statement [Line Items]
Repayments of loans				$ 800,000
Huge Biopharma
Statement [Line Items]
Proceeds from related party debt							$ 700,000
Celly Nutrition Corp.
Statement [Line Items]
Capital incresed for IPOs					$ 10,000,000